Risk/Return Summary - Princeton Alternative Premium Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation and income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 39 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Princeton Alternative Premium Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Princeton Alternative Premium Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.34%	1.34%	1.34%
Interest Expense	[2]	0.86%	0.86%	0.86%
Remaining Other Expenses		0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	[1],[3]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.85%	3.60%	2.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		2.62%	3.37%	2.37%
[1]	Estimated for the Fund's initial fiscal period.
[2]	Interest Expense reflects interest charged to the Fund in connection with its option transactions and certain margin/collateral requirements of the options counterparty. This expense does not reflect the interest received by the Fund for the Fund's collateral pledged for such transactions.
[3]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2021 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense limitation agreement is in place for one year. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Princeton Alternative Premium Fund - USD ($)	1 Year	3 Years
Class A Shares	825	1,387
Class C Shares	340	1,082
Class I Shares	240	787

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund intends to utilize two principal investment strategies: 1) a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and 2) investing in fixed income securities. Under normal market conditions, the adviser intends to allocate between 50% to 100% of the Fund’s net assets to the premium collection strategy at any given time.

In pursuing its premium collection strategy, the Fund purchases and sells put options on the S&P 500 Index. A put option is a contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying security at a pre-determined price within a specified time frame. The Fund receives premiums for the put options it sells and pays premiums for the put options it purchases. The Fund will realize a gain from its premium collection strategy to the extent that the amount of premium received by the Fund for selling a particular put option is greater than the amount of premium paid by the Fund for purchasing an offsetting put option. The adviser utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is typically done at a price that the adviser believes have a 99.99% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing market data such as implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, and the current value of the S&P 500 Index to determine the probability an option will expire worthless. The trades for the Fund are put spreads because an offsetting position is taken for each option contract. Accordingly, the potential risk of the Fund’s put option positions is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire.

The adviser will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 66.67% or higher), 2) it determines it can close the trade for minimum cost, or 3) it can close the trade early and achieve the target profit objective for such trade.

The Fund also allocates a portion of its assets to a fixed income strategy. In pursuing its fixed income strategy, the Fund may invest in fixed income securities of any maturity. Such fixed income investments will be rated investment grade by Moody’s (Baa3 or better) or another rating agency at the time the investment is made. The adviser expects to primarily execute the Fund’s fixed income strategy by investing in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open-end mutual funds that primarily invest in investment grade fixed income securities.

The Fund is required to pledge collateral for the option trades and it will hold cash, treasury bills, money market instruments or other fixed-income securities as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position.

The adviser considers a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The Fund is “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may also invest a substantial portion of its assets in U.S. Treasury bonds, high-quality short-term debt securities and money market instruments, to maintain liquidity for shareholder redemptions, or to respond to adverse conditions.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks may apply to the Fund’s investments:

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund will use an options strategy. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

• Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Hedging Risk: Because the Fund hedges certain investments, the Fund may not benefit from upswings in the market to the same extent it would if it utilized a different investment strategy. The Fund does not expect to participate fully in positive markets because its premium collection options strategy is not designed to track the market.

• Leverage Risk: Using options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Liquidity Risk: Liquidity risk is the risk that you might not be able to buy or sell investments quickly for a price that is close to the true underlying value of the asset. When a bond is said to be liquid, there’s generally an active market of investors buying and selling that type of bond. Treasury bonds and larger issues by well known corporations are generally very liquid. But not all bonds are liquid; some trade very infrequently, which can present a problem if you try to sell before maturity—the fewer people that are interested in buying the bond you want to sell, the more likely it is you’ll have to sell for a lower price, possibly incurring a loss on your investment. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk can be greater for bonds that have lower credit ratings (or were recently downgraded), or bonds that were part of a small issue or sold by an infrequent issuer.

• Management Risk: The adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore, the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experience losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund.

• Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy, causing significant losses for the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return may not match the return of the S&P 500 Index because it is not investing directly in the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the index, and incurs costs in buying and selling securities.

• Options Risk: Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Fund’s options strategy will be effective or that suitable transactions will be available. Volatility in the value of the Fund’s option positions could result in significant losses for the Fund. The Fund’s option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

• Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. The market value of the ETF shares may differ from their net asset value. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.